THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)

SUPPLEMENT DATED FEBRUARY 17, 2015 TO THE SUMMARY AND COMBINED PROSPECTUS DATED MAY 1, 2014 AS SUPPLEMENTED NOVEMBER 14, 2014.

Effective February 17, 2015, the principal business address of the Fund’s investment adviser has been changed to 117 West Putnam Avenue, Greenwich, CT 06830-5203. Any reference to the former principal business address is hereby replaced with 117 West Putnam Avenue, Greenwich, CT 06830-5203.

For more information, please contact a Fund customer service representative toll free at (800) 555-0644.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)

SUPPLEMENT DATED FEBRUARY 17, 2015 TO THE COMBINED SATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MAY 1, 2014 AS SUPPLEMENTED JUNE 23, 2014; AUGUST 26, 2014 AND NOVEMBER 14, 2014.

Effective February 17, 2015, the principal business address of the Fund’s investment adviser has been changed to 117 West Putnam Avenue, Greenwich, CT 06830-5203. Any reference to the former principal business address is hereby replaced with 117 West Putnam Avenue, Greenwich, CT 06830-5203.

For more information, please contact a Fund customer service representative toll free at (800) 555-0644.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.